Acquisition of business (Tables)	12 Months Ended
Jun. 30, 2019
Acquisition of business
Schedule of consideration, identifiable assets acquired and liabilities assumed

Consideration transferred

RMB
Cash consideration paid to former shareholders	1,530
Deemed cash consideration to former shareholders	5,248
Total consideration transferred	6,778

The following table summarizes the acquisition-date fair value of the identifiable assets acquired, liabilities assumed and non-controlling interests (excluding the effect of the RMB10,710 cash capital injection) in connection with the business combination:

RMB
Cash and cash equivalents	903
Other current assets	16
Property and equipment, net	12,726
Intangible assets	18,091

Trade and other payables	(14,445)
Contract liabilities	(1,830)
Deferred tax liabilities	(4,523)
Total identifiable net assets acquired	10,938
Non-controlling interests arising from the acquisition	(4,160)
Total consideration	6,778

Analysis of the net cash outflow in respect of the acquisition
Cash consideration	6,778
Less: Deemed cash consideration to former shareholders	(5,248)
Cash acquired	(903)
627